FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 4:-	FAIR VALUE MEASUREMENTS

The company evaluates assets and liabilities subject to fair value measurements on recurring basis to determine the appropriate level to classify them for each reporting period. There have been no transfers between fair value measurements levels during the years ended December 31, 2024 and 2023. The carrying amounts of cash and cash equivalents marketable securities, trade receivables, short term deposits and trade payables approximate their fair value due to the short-term maturity of such instruments.

The following table sets forth the Company’s assets that were measured at fair values of December 31, 2024 and 2023 by level within the fair value hierarchy:

		Fair value measurements as of
Description	Fair Value Hierarchy	December 31, 2024	December 31, 2023

Assets:
Cash equivalents:
Money market funds	Level 1	$13,919	$3,966
Marketable securities:
U.S. Treasury	Level 2	$23,629	$11,742